Subsequent Events	6 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 10 – Subsequent Events

A.	On July 24, 2024, the Company’s shareholders meeting resolved to approve a reverse share split of the Company’s issued and outstanding ordinary shares NIS 0.02 par value each, in the range of a ratio between 1:5 and 1:20, such that, depending on the ratio, every five ordinary shares and up to twenty ordinary shares shall be converted into one ordinary share with such par value to be adjusted proportionally, to be effected at the discretion of, and at such ratio and on such date to be determined by the Board, but not later than July 24, 2025, and to approve conforming amendments to the Company’s Articles of Association to reflect such reverse share split. As of the date of these interim financial statements, the Company has not effected a reverse share split of its issued and outstanding ordinary shares.

B.	On July 30, 2024, the Company’s Board of Directors approved the grant of an aggregate of 112,807 options to purchase ordinary shares to certain employees and consultants of the Company. All Options may be exercised within 5 years from the date of their grant and will be subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board, and afterward, 6.25% shall vest upon completion of each three months period of continuous employment or services for the remaining two-year vesting period.

The exercise price of the options is $1.275 per ordinary share.

All the other terms of the grant of the options shall be as set forth in the Company’s Global Share Incentive Plan (2022) (the “Plan”).

Pursuant to the above grant, the Company have outstanding options to purchase an aggregate of 463,848 Ordinary Shares under its Global Share Incentive Plan.

C.	On August 9, 2024, pursuant the approval of the Company’s board of directors, the Company filed a Shelf Registration Statement on Form F-3 (the “Form F-3”) with the Securities and Exchange Commission (the “SEC”) for the registration under the Securities Act of 1933, as amended (the “Act”), of such indeterminate number of ordinary shares, warrants to purchase ordinary shares, and units, in one or more offerings for an aggregate initial offering price of up to $50,000,000 on Form F-3. The Form F-3 was declared effective by the SEC on August 16, 2024.